Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$213,539	$—	$—	$213,539
Investments:
Corporate securities	—	4,292	—	4,292
Total assets measured at fair value	$213,539	$4,292	$—	$217,831
Liabilities
Derivative warrant liabilities (Public Warrants)	$13,585	$—	$—	$13,585
Derivative warrant liabilities (Private Warrants)	—	6,358	—	6,358
Total liabilities measured at fair value	$13,585	$6,358	$—	$19,943

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total assets measured at fair value	$37,854	$—	$—	$37,854

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The estimated fair value of the Earnout Shares was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	October 6, 2021	September 29, 2021	July 30, 2021
Stock price	$12.33	$13.59	$10.99
Risk-free interest rate	1.29%	1.29%	1.00%
Expected term (in years)	6.82	6.8	7.0
Expected volatility	56.20%	56.50%	57.20%
Dividend yield	—%	—%	—%
The estimated fair value of the Private Warrants was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

July 30, 2021
Stock price	$10.99
Risk-free interest rate	0.69%
Expected term (in years)	5.0
Expected volatility	31.50%
Dividend yield	—%